Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Future minimum debt repayments under obligations
Year ending December 31:

2014 (remainder of year)	$2,357

2015	110,061

2016	1,130,563

2017	406,115

2018 and thereafter	7,904

$1,657,000

Notes Payable - Convertible [Member]
Short-term Debt [Line Items]
Schedule of Notes Payable
Balance – January 1, 2012	$1,111,440
Issuance of convertible notes payable	72,000
Original issue discount	(12,000)
Discount recorded on derivative liability at issuance	(17,783)
Repayments	(100,000)
Converted to common stock	(1,148,000)
Note matured – reclassified to due on demand	(180,000)
Accretion of debt discount	344,473

Balance – December 31, 2012	70,130
Issuance of convertible notes payable	-
Original issue discount	-
Discount recorded on derivative liability at issuance	-
Repayments	-
Converted to common stock	(36,000)
Note matured – reclassified to due on demand	(36,000)
Accretion of debt discount	1,870
Balance – December 31, 2013	$-

Promissory Note [Member]
Short-term Debt [Line Items]
Schedule of Notes Payable

	June 30, 2014	December 31, 2013

Notes payable	$1,657,000	$1,230,000
Discount on notes	(484,890)	(439,472)
Notes payable, net of debt discount	1,172,110	790,528
Less: Current maturities	(4,827)	-
Notes payable, net of debt discount and current maturities	$1,167,283	$790,528

Balance – January 1, 2013	$78,604
Accretion of debt discount	210,146
Note matured – satisfied with issuance of new note	(288,750)
Issuance of new promissory note	288,750
Payoff of note	(288,750)
Balance December 31, 2013	$-

Promissory Note One [Member]
Short-term Debt [Line Items]
Schedule of Notes Payable
Balance – January 1, 2013	$-
Issuance of promissory note	400,000
Original issue discount	(400,000)
Accretion of debt discount	400,000
Payoff of note	(400,000)
Balance –December 31, 2013	$-

Promissory Note Two [Member]
Short-term Debt [Line Items]
Schedule of Notes Payable
Balance – January 1, 2013	$-
Issuance of promissory note	80,000
Original issue discount	(80,000)
Accretion of debt discount	24,691
Balance –December 31, 2013	$24,691

Promissory Note Three [Member]
Short-term Debt [Line Items]
Schedule of Notes Payable
Balance – January 1, 2013	$-
Issuance of promissory note	25,000
Original issue discount	(25,000)
Accretion of debt discount	7,716
Balance –December 31, 2013	$7,716

Promissory Note Four [Member]
Short-term Debt [Line Items]
Schedule of Notes Payable
Balance – January 1, 2013	$-
Issuance of promissory note	100,000
Original issue discount	(100,000)
Accretion of debt discount	16,697
Balance –September 30, 2013	$16,697

Promissory Note Five [Member]
Short-term Debt [Line Items]
Schedule of Notes Payable
Balance – January 1, 2013	$-
Issuance of promissory note	500,000
Original issue discount	(140,000)
Accretion of debt discount	11,763
Balance –December 31, 2013	$371,763

Promissory Note Six [Member]
Short-term Debt [Line Items]
Schedule of Notes Payable
Balance – January 1, 2013	$-
Issuance of promissory note	500,000
Original issue discount	(150,000)
Accretion of debt discount	3,562
Balance –December 31, 2013	$353,562

Promissory Note Seven [Member]
Short-term Debt [Line Items]
Schedule of Notes Payable
Balance – January 1, 2013	$-
Issuance of promissory note	25,000
Original issue discount	(9,000)
Accretion of debt discount	99
Balance –December 31, 2013	$16,099

Debt Issuance Cost [Member]
Short-term Debt [Line Items]
Schedule of Notes Payable
Balance - January 1, 2012	$24,458
Debt issue costs paid in 2012	-
Amortization of debt issue costs	(24,458)
Balance – December 31, 2012	$-
Balance – December 31, 2013	$-